Convertible Promissory Notes: Schedule of Debt (Details) - USD ($)	May 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Details
Face Value of Convertible Promissory Notes Issued		$ 2,455,000	$ 2,230,000
Day One Derivative Loss Recognized During the Year		35,249	26,309
Discount Recognized at Issuance Due to Embedded Derivatives		(1,389,256)	(1,155,660)
Cash Financing Costs		(174,800)	(155,300)
Accretion Expense	$ 879,416	630,797	363,363
Accreted Value of Promissory Notes		$ 1,556,990	$ 1,308,712
Accreted value of convertible promissory note	1,556,990
Conversion of Notes Traferred to Equity	$ (2,436,406)